Capital Stock - Additional Information (Detail)	12 Months Ended
	Mar. 26, 2016 Class $ / shares	Mar. 28, 2015 $ / shares
Class of Stock [Line Items]
Preferred shares par value	$ 0	$ 0
Number of classes of common stock outstanding | Class	2
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights per share	$ 1
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights per share	$ 10